Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	$ (13,499)	$ (12,042)
Derivative liabilities	(1,200)
Total assets and liabilities	(13,499)	(12,042)
Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total assets and liabilities	(13,499)	(12,042)
Interest Rate Swap
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(1,211)	(1,433)
Interest Rate Swap | Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(1,211)	(1,433)
Commodity Derivative
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities	(12,288)	(10,609)
Commodity Derivative | Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities	$ (12,288)	$ (10,609)